Expense Example	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 10 Years
USD ($)	677	893	1,126	1,795	284	569	980	2,127	133	415	718	1,579	83	259	450	1,002	70	221	384	859	682	908	1,151	1,849	289	585	1,006	2,180	138	431	745	1,635	88	274	477	1,061	70	221	384	859	679	905	1,149	1,846	286	582	1,003	2,177	135	428	742	1,632	85	271	474	1,058